Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

11.	Debt
On November 22, 2019, the Company entered into a loan and security agreement (the “Loan Agreement”) with K2 HealthVentures LLC (the “Lender” or “K2HV”). The Lender agreed to make available to the Company term loans in an aggregate principal amount of up to $25,000 under the Loan Agreement. On October 1, 2021, the Company entered into a first amendment to the Loan Agreement with the
Le
nder (as amended, the “First Loan Amendment”). On September 21, 2022, the Company entered into a second amendment to the Loan Agreement. with the Lender (as further amended, the “Second Loan Amendment”). The Company plans to use the proceeds of the term loans to support clinical development as well as for working capital and general corporate purposes.
The Loan Agreement provided for a term loan commitment of $25,000 in three potential tranches: (i) a $7,500 term loan facility funded on November 22, 2019 (the “First Tranche Term Loan”), (ii) a $10,000 term loan facility funded on June 5, 2020 (the “Second Tranche Term Loan”), and (iii) a $7,500 term loan facility (the “Third Tranche Term Loan”). All three of these term loans had a maturity date of December 1, 2023.
The Company was obligated to pay a final fee equal to 4.45% of the aggregate amount of the term loans funded, such payment to occur upon the earliest of (i) the maturity date, (ii) the acceleration of the term loans, and (iii) the prepayment of the term loans.
The Lender was able to, at its option, elect to convert any portion of no more than $4,000 of the then outstanding term loan amount and all accrued and unpaid interest thereon into shares of the Company’s common stock at a conversion price of $1.56 per share. The Company determined that the embedded conversion option was not required to be separated from the term loan. The embedded conversion option meets the derivative accounting scope exception since the embedded conversion option is indexed to the Company’s own common stock and qualifies for classification within stockholders’ equity. The Company recognized a beneficial conversion feature of $2,101, which represented the difference between the commitment date stock price of $2.33 per share and the conversion price of $1.56 per share. The beneficial conversion feature was recorded as a discount on the term loan and is accreted to interest expense using the effective interest method over the term of the loan.

In June 2020, the Company drew down the Second Tranche Term Loan and received an additional $10,000 in proceeds. The Company was permitted to make interest-only payments on the First Tranche Term Loan and the Second Tranche Term Loan until January 2022 in accordance with the terms of the Loan Agreement.
In August 2020, the Lender elected to convert $2,000 of the outstanding term loan amount into 1,282,050 shares of the Company’s common stock, in accordance with the Loan Agreement. In February 2021, the Lender elected to convert $1,500 of the outstanding term loan amount into 961,538 shares of the Company’s common stock, in accordance with the Loan Agreement. After the conversions, the outstanding principal balance was $14,000.
In October 2021, the Loan Agreement was amended. Under the First Loan Amendment, the Lender made available to the Company term loans in an aggregate principal amount of up to $50,000, in three potential tranches: (i) a $25,000 term loan facility (including refinancing of the Company’s outstanding amounts under the Loan Agreement) funded on October 1, 2021 (the “First Tranche Refinancing Term Loan”), (ii) up to a $15,000 term loan facility (the “Second Tranche Refinancing Term Loan”), and (iii) an up to $10,000 term loan facility (the “Third Tranche Refinancing Term Loan”) (together the “Refinancing Term Loans”). All three of these tranches have a maturity date of October 1, 2025.
Borrowings under all three tranches of the term loan facility bear interest at a floating per annum rate equal to the greater of (i) 8.50% and (ii) the sum of (A) the greater of (x) the prime rate last quoted in The Wall Street Journal (or a comparable replacement rate if The Wall Street Journal ceases to quote such rate) or (y) 3.25%, plus (B) 5.25%. As of December 31, 2022, the interest rate was increased to 12.75%. Under the First Loan Amendment, the Company is permitted to make interest-only payments on the outstanding principal balance of the term loan for approximately eighteen months following the funding date. The interest-only period could have been extended by an additional nine months, subject to the Company raising net cash proceeds from financing activities (including without limitation sales of the Company’s securities and up-front
or milestone payments pursuant to existing or new strategic partnerships), in an aggregate amount of at least $100,000. The term of the loan facility is 48 months, with repayment in monthly installments commencing at the end of the resulting interest-only period as outlined above through the end of the
48-month
term.
The Company is obligated to pay a final fee equal to (i) 4.25% of the aggregate amount of the term loans funded, such payment to occur upon the earliest of (i) the maturity date, (ii) the acceleration of the term loans, and (iii) the prepayment of the term loans and (ii) $779 on the earlier of December 1, 2023 or the prepayment of the term loans. The Company has the option to prepay all, but not less than all, of the outstanding principal balance of the term loans under the First Loan Amendment. If the Company prepays all of the term loans prior to the maturity date, it will pay the Lender a prepayment penalty fee based on a percentage of the outstanding principal balance, equal to 5% if the payment occurs on or before 24 months after the initial funding date, 3% if the prepayment occurs more than 24 months after, but on or before 36 months after the initial funding date, or 1% if the prepayment occurs more than 36 months after the initial funding date.
The Lender was able to, at its option, elect to convert any portion of no more than $4,500 of the then outstanding term loan amount and all accrued and unpaid interest thereon into shares of the Company’s common stock at a conversion price of (i) with respect to the first $500 converted, $1.56 per share and (ii) with respect to any additional amounts converted in excess of $500, $7.81 per share.
The Company’s obligations under the First Loan Amendment are secured by a first priority security interest in substantially all of its assets. The First Loan Amendment contains customary representations, warranties and also includes customary events of default, including payment defaults, breaches of covenants, change of control and a material adverse effect clause.
Upon the occurrence of an event of default, a default interest rate of an additional 5.00% per annum may be applied to the outstanding loan balances, and the Lender may declare all outstanding obligations immediately due and payable and exercise all of its rights and remedies as set forth in the First Loan Amendment and under applicable law.

The First Loan Amendment was accounted for as a debt modification; as such, the financing costs of $313 were reflected as additional debt discount and is amortized as an adjustment to interest expense over the term of the First Loan Amendment.
In September 2022, the Company entered into the Second Loan Amendment. Under the Second Loan Amendment, the loan facility continues to carry a
48-month
term with interest only payments extended for ten months, ending on February 1, 2024. In addition, the Lender may, at its option, elect to convert any portion of no more than $4,500 of the then outstanding term loan amount and all accrued and unpaid interest thereon into shares of the Company’s common stock at a conversion price of (i) with respect to the first $500 converted, $1.56 per share and (ii) with respect to any additional amounts converted in excess of $500, $1.83 per share. The effective interest rate of the term loan as of December 31, 2022 is 15.47%.
The Second Loan Amendment was accounted for as a debt modification. The financing costs were immaterial. The Company recorded interest expense related to the loan facility of $3,146, $2,546, and $2,745 for the years ended December 31, 2022, 2021 and 2020, respectively. The fair value of the loan at December 31, 2022 approximates its face amount.
Future principal debt payments on the loan payable are as follo ws
(in thousands):

December 31, 2022
2023	$—
2024	12,367
2025	12,633

Total principal payments	25,000
Final fee due in 2023	779
Final fee due at maturity in 2025	1,063

Total principal payments and final fee	26,842
Unamortized debt discount and final fee	1,257

Note payable	$25,585